Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
Dates
30-Nov-2023
Actual/360 Days
30
30/360 Days
30
15-Dec-2023
15-Dec-2023
Collection Period No.
42
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Nov-2023
13-Dec-2023
14-Dec-2023
15-Dec-2023
15-Nov-2023
15-Nov-2023
Summary
Beginning
Balance
0.00
0.00
744,856.47
80,020,000.00
Principal
Payment
0.00
0.00
744,856.47
7,241,222.15
Ending
Balance
0.00
0.00
0.00
72,778,777.85
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
2.118477
90.492654
Initial
Balance
278,000,000.00
351,600,000.00
351,600,000.00
80,020,000.00
Note
Factor
0.000000
0.000000
0.000000
0.909507
80,764,856.47
72,778,777.85
7,986,078.62
T
otal Note Balance
1,061,220,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
27,211,147.07
107,976,003.54
2,822,227.21
1
10,798,230.75
27,211,147.07
99,989,924.92
2,548,399.32
102,538,324.24
27,225,882.84
1,088,445,882.84
36,332,043.60
1,124,777,926.44
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
27,225,882.84
27,211,147.07
27,211,147.07
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.262750%
0.460000%
0.550000%
0.770000%
Interest
Payment
0.00
0.00
341.39
51,346.17
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.000971
0.641667
Interest & Principal
Payment
0.00
0.00
745,197.86
7,292,568.32
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
2.119448
91.134320
$8,037,766.18
T
otal
$51,687.56

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
8,675,840.08
0.00
8,675,840.08
8,105,977.46
376,929.59
65,623.07
80,327.09
0.00
0.00
46,982.87
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
92,331.86
0.00
0.00
51,687.56
0.00
0.00
7,986,078.62
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
8,675,840.08
545,742.04
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
92,331.86
0.00
0.00
0.00
92,331.86
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
51,687.56
0.00
0.00
341.39
51,346.17
0.00
0.00
0.00
0.00
0.00
51,687.56
0.00
0.00
341.39
51,346.17
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
51,687.56
51,687.56
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
7,986,078.62
0.00
0.00
0.00
7,986,078.62
Aggregate Principal Distributabl
e
Amount
7,986,078.62
7,986,078.62
0.00

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
5,442,229.41
0.00
5,442,229.41
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
18,652.75
28,330.12
46,982.87
5,442,229.41
0.00
18,652.75
18,652.75
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
Pool Statistics
Pool Data
4.05%
19.09
50.42
Cutoff Date Pool Balance
Amount
1,124,777,926.44
Pool Balance beginning of Collection Period
110,798,230.75
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
102,538,324.24
9,517
9,847
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
35,214
6,289,338.71
1,816,638.75
0.00
153,929.05
Pool Factor
9.12%
3.82%
52.53
11.02

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
9,517
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.12%
0.67%
0.15%
0.06%
100.00%
101,638,405.62
682,060.06
155,539.02
62,319.54
102,538,324.24
9,455
45
14
3
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.212%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
6,022.64
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.513%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
2,409,057.83
11,191.47
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
13
400
Losses
(1)
Amount
153,929.05
65,428.66
77,308.92
Number of Receivables
Number of Receivables
Amount
11,022,918.41
4,267,269.95
4,346,590.63
Current
Cumulative
0.214%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.126%
Prior Collection Period
0.150 % Second Prior
Collection
Period
1.088
%
Third
Prior
Collection
Period
0.690%